Share-Based Payment (Details) - Schedule non-vested shares activity - $ / shares	3 Months Ended
	Mar. 31, 2022	Jan. 01, 2022	Mar. 31, 2021	Jan. 01, 2021
Capped Non-vested Shares Units [Member]
Share-Based Payment (Details) - Schedule non-vested shares activity [Line Items]
Number of Non-Vested Shares, Outstanding	23,027,399		23,027,399	23,027,399
Weighted Average Grant Date Fair Value Per Share, Outstanding	$ 8.741 [1]		$ 0.93	$ 0.93
Restricted Stock Units (RSUs) [Member]
Share-Based Payment (Details) - Schedule non-vested shares activity [Line Items]
Number of Non-Vested Shares, Outstanding	8.96	9.08
Weighted Average Grant Date Fair Value Per Share, Outstanding	$ 688,687	$ 671,441
Number of Non-Vested Shares, Grant	6.78
Weighted Average Grant Date Fair Value Per Share, Grant	$ 38,566
Number of Non-Vested Shares, Vested	8.52
Weighted Average Grant Date Fair Value Per Share, Vested	$ (8,124)
Number of Non-Vested Shares, Vested	8.87
Weighted Average Grant Date Fair Value Per Share, Vested	$ (13,196)

[1]	The amount represented modification date value per share.As of modification date, the settled price was the capped price as described above.